COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating leases rental expenses	¥ 418,982	¥ 399,079	¥ 375,999